Net Income - Interest Expenses (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2021 TWD ($)
Interest costs [abstract]
Interest on bonds payable	$ 168		$ 161	$ 132
Interest on lease liabilities	105		75	69
Interest paid to financial institutions	44		26	16
Others	2		1	1
Interest expenses	$ 319	$ 10	$ 263	$ 218